Other Assets - Pension, Retirement Savings and Severance Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Pension and Other Postretirement Benefits Cost (Reversal of Cost) [Abstract]
Pension, retirement savings and severance expenses	$ 6,732	$ 8,064	$ 6,654